Basis of Presentation and Summary of Significant Accounting Policies - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Securites excluded from diluted earnings per share calculation	2.1	1.0	0
Research and development expenses	$ 164	$ 155	$ 132
Allowance for doubtful accounts	$ 30	$ 38
Tools Dies And Molds [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Property Plant And Equipment Useful Life	5 years
Minimum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Affiliates not required to be consolidated, investments owned under equity method	20.00%
Maximum [Member]
Organization Consolidation And Presentation Of Financial Statements Disclosure [Line Items]
Affiliates not required to be consolidated, investments owned under equity method	50.00%